Filed pursuant to Rule 497(e).


                                           THE ALLIANCE ASSET ALLOCATION FUNDS
                                        --ALLIANCE CONSERVATIVE INVESTORS FUND
                                --ALLIANCE GROWTH INVESTORS FUND (THE "FUNDS")
AllianceCapital [LOGO]
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SUPPLEMENT DATED AUGUST 5, 2002 TO THE PROSPECTUS DATED SEPTEMBER 1, 2001 OF
THE ALLIANCE ASSET ALLOCATION FUNDS.

This Supplement supersedes certain information under the heading "Management of the Funds - Portfolio Manager." Andrew M. Aran and Stephen W. Pelensky have replaced John Ricciardi as the Portfolio Managers of the Funds. Mr. Aran, 45, is a Senior Vice President of Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance Capital Management L.P. He has been associated with ACMC since prior to 1997. Mr. Pelensky, 46, is a Senior Vice President of ACMC, with which he has been associated since prior to 1997.

You should retain this Supplement with your Prospectus for future reference.